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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-10465

Gold Bank Funds
(Exact name of registrant as specified in charter)

10975 El Monte, Suite 225, Overland Park, KS  66211
(Address of principal executive offices) (Zip code)

Stephen R. Oliver
10975 El Monte, Suite 225, Overland Park, KS 66211
(Name and address of agent for service)

Registrant’s telephone number, including area code:      913-396-0300

Date of fiscal year end:      December 31

Date of reporting period:      September 30, 2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

SCHEDULE OF INVESTMENTS
September 30, 2004 (Unaudited)

GOLD BANK EQUITY FUND

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS -- 84.82%
CONSUMER DISCRETIONARY -- 21.71%
8,700	American Greetings Corp. Cl. A*	$218,544
1,900	Bandag, Inc. Cl. B	83,220
1,746	Comcast Corp. Cl. A*	49,307
16,000	Delphi Corp.	148,640
6,800	Eastman Kodak Co.	219,096
13,000	Falcon Products, Inc.*	25,090
3,300	Genuine Parts Co.	126,654
58,000	Head N.V.*(a)	165,300
21,000	Interpublic Group of Companies Inc.*	222,390
8,300	McDonald's Corp.	232,649
10,700	Newell Rubbermaid, Inc.	214,428
1,300	The Reader's Digest Association, Inc.	18,967
5,300	Sony Corp. ADR(a)	182,267
13,700	Time Warner, Inc.*	221,118

		2,127,670

CONSUMER STAPLES -- 8.82%
11,600	Archer-Daniels-Midland Co.	196,968
7,000	Campbell Soup Co.	184,030
6,800	Casey's General Stores, Inc.	126,412
4,500	CVS Corp.	189,585
2,600	Kimberly-Clark Corp.	167,934

		864,929

ENERGY -- 6.22%
1,100	ChevronTexaco Corp.	59,004
3,000	Halliburton Co.	101,070
1,700	Marathon Oil Corp.	70,176
2,000	Schlumberger, Ltd.	134,620
2,600	Shell Transport & Trading Co., PLC ADR(a)	115,726
3,000	Unocal Corp.	129,000

		609,596

FINANCIALS -- 1.67%
1,800	1st Source Corp.	46,152
3,400	A.G. Edwards, Inc.	117,708

		163,860

SHARES	COMPANY	MARKET VALUE

HEALTH CARE -- 9.87%
6,600	Applera Corp.- Applied Biosystems	$124,542
6,000	Baxter International Inc.	192,960
10,000	Bristol-Myers Squibb Co.	236,700
2,100	Hillenbrand Industries, Inc.	106,113
2,100	Johnson & Johnson, Inc.	118,293
1,700	King Pharmaceuticals, Inc.*	20,298
5,100	Merck & Co., Inc.	168,300

		967,206

INDUSTRIALS -- 15.43%
4,200	American Power Conversion Corp.	73,038
2,000	Avery Dennison Corp.	131,560
1,700	Cooper Industries, Ltd. Cl. A	100,300
2,500	Emerson Electric Co.	154,725
8,000	Federal Signal Corp.	148,640
5,500	Honeywell International, Inc.	197,230
5,000	Insituform Technologies, Inc.*	93,350
1,000	Lawson Products, Inc.	40,970
2,294	Layne Christensen Co.*	34,570
3,500	Raytheon Co.	132,930
2,600	SPX Corp.	92,040
3,100	Union Pacific Corp.	181,660
4,800	Waste Management, Inc.	131,232

		1,512,245

INFORMATION TECHNOLOGY -- 5.60%
23	Agere Systems, Inc. Cl. A*	24
582	Agere Systems, Inc. Cl. B*	594
6,000	Andrew Corp.*	73,440
11,000	Hewlett-Packard Co.	206,250
2,200	Lucent Technologies, Inc.*	6,974
14,500	Motorola, Inc.	261,580

		548,862

MATERIALS -- 8.79%
20,000	Calgon Carbon Corp.	144,400
5,600	E.I. Dupont de Nemours & Co.	239,680
14,700	Hercules Inc.*	209,475
2,500	International Paper Co.	101,025
300	Newmont Mining Corp.	13,659
300	Sigma-Aldrich Corp.	17,400
4,000	Sonoco Products Co.	105,760
1,400	Worthington Industries, Inc.	29,890

		861,289

SCHEDULE OF INVESTMENTS
September 30, 2004 (Unaudited)

GOLD BANK EQUITY FUND (Continued)

SHARES	COMPANY	MARKET VALUE

TELECOMMUNICATION SERVICES -- 2.91%
1,080	AT&T Corp.	$15,466
8,000	AT&T Wireless Services, Inc.*	118,240
5,600	BellSouth Corp.	151,872

		285,578

UTILITIES -- 3.80%
7,500	Alliant Energy Corp.	186,600
4,500	The Empire District Electric Co.	92,475
2,200	Progress Energy, Inc.	93,148

		372,223

TOTAL COMMON STOCKS		8,313,458
(Cost $7,093,514)

PRINCIPAL	DESCRIPTION	MARKET VALUE

GOVERNMENT SPONSORED ENTERPRISES -- 10.20%
$500,000	Federal Farm Credit Bank
	1.68%, due October 13, 2004	$499,720
500,000	Federal Home Loan Bank
	1.68%, due October 6, 2004	499,883

TOTAL GOVERNMENT
SPONSORED ENTERPRISES		999,603
(Cost $999,603)

REPURCHASE AGREEMENT -- 5.01%
491,000	State Street Bank and Trust Co.,
	dated 9/30/04, 0.45% due 10/01/04
	(Collateralized by U.S. Treasury
	Bill, 6.625% due 2/15/2027
	with a market value of $503,276;
	proceeds $491,006)	$491,000

(Cost $491,000)

TOTAL INVESTMENTS -- 100.03%		9,804,061
(Cost $8,584,117)

Other assets less liabilities -- (0.03)%		(3,165)

TOTAL NET ASSETS -- 100.00%		$9,800,896

The identified cost of investments owned at September 30, 2004 was the same for financial statement and federal income tax purposes.

* Non-income producing security
(a) Foreign security denominated in U.S. dollars.
ADR - American Depository Receipt
PLC - Public Limited Company

SCHEDULE OF INVESTMENTS
September 30, 2004 (Unaudited)

GOLD BANK MONEY MARKET FUND

DESCRIPTION	PRINCIPAL AMOUNT	MARKET VALUE

COMMERCIAL PAPER -- 13.40%
American Express Credit Corporation
1.73%, due October 21, 2004	$91,000,000	$999,039
1.73%, due October 28, 2004	1,000,000	998,702
ChevronTexaco Corporation
1.70%, due October 18, 2004	1,000,000	999,197
1.72%, due October 7, 2004	1,000,000	999,713
CitiCorp	1,000,000	999,490
1.75%, due October 26, 2004	1,000,000	998,785
General Electric Capital Corporation
1.74%, due October 19, 2004	1,000,000	999,130
General Motors Acceptance Corporation
1.72%, due October 4, 2004	500,000	499,928
Zions Bancorporation
1.70%, due October 13, 2004	500,000	499,717

TOTAL COMMERCIAL PAPER	8,000,000	7,993,701
(Cost $7,993,701)

GOVERNMENT SPONSORED ENTERPRISES -- 86.63%
Federal Farm Credit Bank
1.64%, due October 7, 2004	200,000	199,945
2.38%, due October 1, 2004	200,000	200,000
Federal Home Loan Bank
1.13%, due October 6, 2004	900,000	899,940
1.58%, due October 1, 2004	1,751,000	1,751,000
1.62%, due October 1, 2004	1,650,000	1,650,000
1.63%, due October 8, 2004	1,250,000	1,249,604
1.67%, due October 8, 2004	1,500,000	1,499,513
1.70%, due October 8, 2004	703,000	702,768
1.72%, due October 13, 2004	1,250,000	1,249,283
1.74%, due October 22, 2004	612,000	611,379
3.63%, due October 15, 2004	2,000,000	2,001,484
Federal Home Loan Mortgage Corporation
1.60%, due October 5, 2004	1,500,000	1,499,733
1.62%, due October 7, 2004	1,378,000	1,377,628
1.63%, due October 5, 2004	2,250,000	2,249,593
1.65%, due October 6, 2004	200,000	199,954
1.67%, due October 12, 2004	1,000,000	999,490
1.70%, due October 5, 2004	360,000	359,932
1.70%, due October 7, 2004	200,000	199,943
1.71%, due October 7, 2004	328,000	327,907
1.71%, due October 12, 2004	500,000	499,738
1.71%, due October 13, 2004	444,000	443,747

SCHEDULE OF INVESTMENTS
September 30, 2004 (Unaudited)

GOLD BANK MONEY MARKET FUND (Continued)

DESCRIPTION	PRINCIPAL AMOUNT	MARKET VALUE

Federal Home Loan Mortgage Corporation (Continued)
1.73%, due October 19, 2004	$2,000,000	$1,998,270
1.73%, due October 25, 2004	1,420,000	1,418,362
1.74%, due October 12, 2004	666,000	665,646
1.74%, due October 26, 2004	1,500,000	1,498,193
1.75%, due October 12, 2004	582,000	581,689
1.75%, due October 18, 2004	1,130,000	1,129,066
1.75%, due October 20, 2004	1,200,000	1,198,892
1.75%, due October 25, 2004	280,000	279,673
1.75%, due October 26, 2004	378,000	377,541
1.77%, due November 9, 2004	1,460,000	1,457,200
1.79%, due November 9, 2004	552,000	550,930
1.80%, due October 26, 2004	535,000	534,331
1.80%, due November 2, 2004	229,000	228,634
1.85%, due October 26, 2004	455,000	454,415
3.25%, due November 15, 2004	1,000,000	1,001,697
4.20%, due October 1, 2004	750,000	750,000
Federal National Mortgage Association
1.54%, due October 6, 2004	1,900,000	1,899,594
1.62%, due October 4, 2004	1,000,000	999,865
1.65%, due October 1, 2004	500,000	500,000
1.65%, due October 6, 2004	300,000	299,931
1.67%, due October 4, 2004	1,250,000	1,249,826
1.70%, due October 4, 2004	500,000	499,929
1.72%, due October 4, 2004	700,000	699,900
1.72%, due October 14, 2004	2,500,000	2,498,447
1.73%, due October 20, 2004	1,000,000	999,087
1.73%, due October 27, 2004	1,500,000	1,498,126
1.74%, due October 14, 2004	1,700,000	1,698,932
1.74%, due October 22, 2004	810,000	809,178
1.75%, due October 15, 2004	300,000	299,796
1.75%, due October 22, 2004	1,178,000	1,176,797
1.75%, due November 4, 2004	1,200,000	1,198,022
1.76%, due October 27, 2004	273,000	272,653
1.77%, due October 20, 2004	785,000	784,267

TOTAL GOVERNMENT SPONSORED ENTERPRISES	51,709,000	51,681,470
(Cost $51,681,470)

TOTAL INVESTMENTS -- 100.03%		59,675,171
(Cost $59,675,171)

Other assets less liabilities -- (0.03)%		(17,520)

TOTAL NET ASSETS -- 100.00%		$59,657,651

Item 2. Controls and Procedures.

(a)
Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Gold Bank Funds

By (Signature and Title)*             /s/ LeRoyce E. Derr, Jr., Chief Financial Officer

Date      November 30, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Malcolm M. Aslin, President

Date      November 30, 2004

By (Signature and Title)*             /s/ LeRoyce E. Derr, Jr., Chief Financial Officer

Date      November 30, 2004

* Print the name and title of each signing officer under his or her signature.